UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	4/30/2021

Item 1 – Reports to Stockholders

PGIM JENNISON NATURAL RESOURCES FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Natural Resources Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Natural Resources Fund

June 15, 2021

PGIM Jennison Natural Resources Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 4/30/21
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	52.74	72.86	3.64	–3.99
Class C	52.10	80.63	4.11	–4.11
Class R	52.55	82.67	4.60	–3.64
Class Z	52.99	83.69	5.22	–3.11
Class R6	53.09	83.92	5.33	–2.99
Lipper Global Natural Resources Index
	63.72	50.33	–4.90	–4.94
S&P 500 Index
	28.85	45.96	17.41	14.16
MSCI World Net Dividends (ND) Index
	29.10	45.33	14.03	9.92

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

MSCI World Net Dividends Index—The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Natural Resources Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Freeport-McMoRan, Inc.	Copper	United States	3.9%
ConocoPhillips	Oil & Gas Exploration & Production	United States	3.8%
First Quantum Minerals Ltd.	Copper	Zambia	3.8%
Anglo American PLC	Diversified Metals & Mining	South Africa	3.7%
Hess Corp.	Oil & Gas Exploration & Production	United States	3.4%
PDC Energy, Inc.	Oil & Gas Exploration & Production	United States	3.3%
Lundin Mining Corp.	Copper	Chile	3.2%
Diamondback Energy, Inc.	Oil & Gas Exploration & Production	United States	3.0%
Pioneer Natural Resources Co.	Oil & Gas Exploration & Production	United States	3.0%
Chart Industries, Inc.	Industrial Machinery	United States	2.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Natural Resources Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Natural Resources Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,527.40	1.30%	$8.15
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class C	Actual	$1,000.00	$1,521.00	2.07%	$12.94
	Hypothetical	$1,000.00	$1,014.53	2.07%	$10.34
Class R	Actual	$1,000.00	$1,525.50	1.50%	$9.39
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class Z	Actual	$1,000.00	$1,529.90	0.91%	$5.71
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Class R6	Actual	$1,000.00	$1,530.90	0.82%	$5.15
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund's fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 98.4%

Agricultural Products 3.4%
Bunge Ltd.	120,725	$10,191,604
Darling Ingredients, Inc.*	200,086	13,895,973

		24,087,577

Aluminum 2.5%
Alcoa Corp.*	171,662	6,289,696
Constellium SE*	697,160	10,812,951

		17,102,647

Commodity Chemicals 0.6%
Dow, Inc.	70,283	4,392,688

Construction & Engineering 0.8%
Ameresco, Inc. (Class A Stock)*	111,075	5,863,649

Copper 18.0%
ERO Copper Corp. (Canada)*	901,374	17,797,947
First Quantum Minerals Ltd. (Zambia)	1,146,092	26,415,642
Freeport-McMoRan, Inc.	729,635	27,514,536
Lundin Mining Corp. (Chile)	1,869,472	22,586,063
OZ Minerals Ltd. (Australia)	822,742	15,092,104
Southern Copper Corp. (Peru)	238,767	16,572,817

		125,979,109

Diversified Metals & Mining 6.1%
Anglo American PLC (South Africa)	607,124	25,739,820
BHP Group Ltd. (Australia), ADR(a)	228,737	16,642,904

		42,382,724

Electrical Components & Equipment 1.7%
Shoals Technologies Group, Inc. (Class A Stock)*	101,476	3,254,335
Sunrun, Inc.*	180,019	8,820,931

		12,075,266

Fertilizers & Agricultural Chemicals 2.1%
FMC Corp.	38,618	4,566,192
Nutrien Ltd. (Canada)	188,844	10,422,301

		14,988,493

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Gold 8.1%
Agnico Eagle Mines Ltd. (Canada)	159,659	$9,969,108
Algold Resources Ltd. (Canada)*	4,379	297
Axmin, Inc. (Canada)*	656,066	26,688
Barrick Gold Corp. (Canada)	409,552	8,702,980
Kinross Gold Corp. (Canada)	1,543,429	10,865,740
Newmont Corp.	278,878	17,404,776
Osisko Mining, Inc. (Canada)*	1,821,975	4,758,199
Wheaton Precious Metals Corp. (Brazil)	115,118	4,756,676

		56,484,464

Heavy Electrical Equipment 1.6%
Alfen Beheer BV (Netherlands), 144A*	36,400	2,894,091
ITM Power PLC (United Kingdom)*	528,556	3,813,973
TPI Composites, Inc.*(a)	80,548	4,281,126

		10,989,190

Industrial Gases 1.0%
Linde PLC (United Kingdom)	25,291	7,229,179

Industrial Machinery 2.8%
Chart Industries, Inc.*	121,570	19,527,789

Integrated Oil & Gas 6.8%
Chevron Corp.	125,709	12,956,827
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	258,338	9,816,844
Suncor Energy, Inc. (Canada)	560,490	12,005,696
TOTAL SE (France), ADR	286,894	12,703,666

		47,483,033

Mortgage REITs 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,429	5,419,680

Oil & Gas Equipment & Services 4.7%
Cactus, Inc. (Class A Stock)	221,222	6,594,628
Halliburton Co.	441,704	8,639,730
National Energy Services Reunited Corp.*	796,758	10,110,859
Schlumberger NV	270,726	7,323,138

		32,668,355

Oil & Gas Exploration & Production 24.0%
Cabot Oil & Gas Corp.	288,458	4,808,595

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas Exploration & Production (cont’d.)
Cimarex Energy Co.	228,305	$15,113,791
ConocoPhillips	520,036	26,594,641
Devon Energy Corp.	813,048	19,009,062
Diamondback Energy, Inc.	254,611	20,809,357
EQT Corp.*	340,921	6,511,591
Hess Corp.	322,976	24,064,942
Lundin Energy AB (Sweden)	207,532	6,650,025
PDC Energy, Inc.*	640,178	23,372,899
Pioneer Natural Resources Co.	134,616	20,707,979
Sintana Energy, Inc. (Canada)*	637,992	93,429
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 06/03/11)*(f)	1,304,999	191,107

		167,927,418

Oil & Gas Refining & Marketing 1.8%
Neste OYJ (Finland)	58,325	3,524,546
New Fortress Energy, Inc.(a)	72,636	3,088,483
Valero Energy Corp.	82,695	6,116,122

		12,729,151

Oil & Gas Storage & Transportation 2.2%
Cheniere Energy, Inc.*	196,281	15,215,703

Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	101,140

Renewable Electricity 4.0%
NextEra Energy Partners LP	164,574	12,268,992
Rice Acquisition Corp. (Class A Stock)*(a)	141,285	2,161,661
Scatec ASA (Norway), 144A	71,298	1,919,936
Sunnova Energy International, Inc.*	333,092	11,764,809

		28,115,398

Semiconductor Equipment 1.1%
Enphase Energy, Inc.*	52,885	7,364,236

Silver 1.0%
MAG Silver Corp. (Canada)*	412,756	7,105,656

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Steel 3.3%
Steel Dynamics, Inc.	216,614	$11,744,811
Vale SA (Brazil), ADR	575,381	11,576,666

		23,321,477

TOTAL COMMON STOCKS (cost $436,609,466)		688,554,022

	Units

WARRANTS* 0.0%

Precious Metals & Minerals
Osisko Mining, Inc. (Canada), expiring 12/24/21 (original cost $0; purchased 06/03/20)(f) (cost $0)	7,100	—

TOTAL LONG-TERM INVESTMENTS (cost $436,609,466)		688,554,022

	Shares

SHORT-TERM INVESTMENTS 5.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	12,730,392	12,730,392
PGIM Institutional Money Market Fund (cost $22,419,114; includes $22,416,392 of cash collateral for securities on loan)(b)(wa)	22,471,582	22,460,347

TOTAL SHORT-TERM INVESTMENTS (cost $35,149,506)		35,190,739

TOTAL INVESTMENTS 103.4% (cost $471,758,972)		723,744,761
Liabilities in excess of other assets (3.4)%		(23,517,369)

NET ASSETS 100.0%		$700,227,392

See Notes to Financial Statements.

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PIPE — Private Investments in Public Equity

Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

REITs — Real Estate Investment Trust

SPACs — Special Purpose Acquisition Companies

(1)	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition, which is expected to be completed by June 30, 2021.
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(207,613) and (0.0)% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,396,044; cash collateral of $22,416,392 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,170,376. The aggregate value of $292,247 is 0.0% of net assets.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Unfunded commitment with a SPAC outstanding at April 30, 2021:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Alussa Energy Acquisition Corp.^	640,000	$6,400,000	$6,091,247	$(308,753)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      13

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Agricultural Products	$24,087,577	$—	$—
Aluminum	17,102,647	—	—
Commodity Chemicals	4,392,688	—	—
Construction & Engineering	5,863,649	—	—
Copper	110,887,005	15,092,104	—
Diversified Metals & Mining	16,642,904	25,739,820	—
Electrical Components & Equipment	12,075,266	—	—
Fertilizers & Agricultural Chemicals	14,988,493	—	—
Gold	56,484,167	297	—
Heavy Electrical Equipment	4,281,126	6,708,064	—
Industrial Gases	7,229,179	—	—
Industrial Machinery	19,527,789	—	—
Integrated Oil & Gas	47,483,033	—	—
Mortgage REITs	5,419,680	—	—
Oil & Gas Equipment & Services	32,668,355	—	—
Oil & Gas Exploration & Production	161,277,393	6,650,025	—
Oil & Gas Refining & Marketing	9,204,605	3,524,546	—
Oil & Gas Storage & Transportation	15,215,703	—	—
Precious Metals & Minerals	—	—	101,140
Renewable Electricity	26,195,462	1,919,936	—
Semiconductor Equipment	7,364,236	—	—
Silver	7,105,656	—	—
Steel	23,321,477	—	—
Warrants
Precious Metals & Minerals	—	—	—
Affiliated Mutual Funds	35,190,739	—	—

Total	$664,008,829	$59,634,792	$101,140

Other Financial Instruments*
Liabilities
Unfunded commitment with a SPAC	$—	$—	$(308,753)

*

Other financial instruments are derivative instruments, with the exception of an unfunded commitment with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and an unfunded commitment with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

See Notes to Financial Statements.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

United States (including 3.2% of collateral for securities on loan)	64.8%
Canada	11.6
Australia	4.6
Zambia	3.8
South Africa	3.7
Chile	3.2
Peru	2.4
Brazil	2.3
Netherlands	1.8

France	1.8%
United Kingdom	1.6
Sweden	1.0
Finland	0.5
Norway	0.3

103.4
Liabilities in excess of other assets	(3.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$21,396,044	$(21,396,044)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $21,396,044:
Unaffiliated investments (cost $436,609,466)	$688,554,022
Affiliated investments (cost $35,149,506)	35,190,739
Receivable for investments sold	3,833,034
Receivable for Fund shares sold	2,689,818
Dividends receivable	515,253
Tax reclaim receivable	345,102
Prepaid expenses	2,260

Total Assets	731,130,228

Liabilities
Payable to broker for collateral for securities on loan	22,416,392
Payable for Fund shares purchased	3,883,854
Payable for investments purchased	3,582,426
Management fee payable	425,249
Unrealized depreciation on an unfunded commitment with a SPAC	308,753
Accrued expenses and other liabilities	132,228
Distribution fee payable	101,462
Affiliated transfer agent fee payable	52,206
Directors’ fees payable	266

Total Liabilities	30,902,836

Net Assets	$700,227,392

Net assets were comprised of:
Common stock, at par	$170,195
Paid-in capital in excess of par	1,068,785,275
Total distributable earnings (loss)	(368,728,078)

Net assets, April 30, 2021	$700,227,392

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($297,267,438 ÷ 7,326,389 shares of common stock issued and outstanding)	$40.57
Maximum sales charge (5.50% of offering price)	2.36

Maximum offering price to public	$42.93

Class C

Net asset value, offering price and redemption price per share, ($21,733,580 ÷ 678,536 shares of common stock issued and outstanding)	$32.03

Class R

Net asset value, offering price and redemption price per share, ($29,247,514 ÷ 733,824 shares of common stock issued and outstanding)	$39.86

Class Z

Net asset value, offering price and redemption price per share, ($303,510,767 ÷ 7,148,159 shares of common stock issued and outstanding)	$42.46

Class R6

Net asset value, offering price and redemption price per share, ($48,468,093 ÷ 1,132,592 shares of common stock issued and outstanding)	$42.79

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      17

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $297,690 foreign withholding tax)	$5,682,844
Income from securities lending, net (including affiliated income of $23,558)	290,781
Affiliated dividend income	8,476

Total income	5,982,101

Expenses
Management fee	2,334,809
Distribution fee(a)	609,871
Transfer agent’s fees and expenses (including affiliated expense of $106,717)(a)	464,074
Custodian and accounting fees	46,562
Registration fees(a)	41,140
Shareholders’ reports	22,811
Audit fee	13,443
Legal fees and expenses	11,416
Directors’ fees	8,502
Miscellaneous	16,021

Total expenses	3,568,649
Less: Distribution fee waiver(a)	(32,792)

Net expenses	3,535,857

Net investment income (loss)	2,446,244

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,350)	62,088,483
Foreign currency transactions	37,148

62,125,631

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,118))	177,474,822
Unfunded commitment with a SPAC	(308,753)
Foreign currencies	(384)

177,165,685

Net gain (loss) on investment and foreign currency transactions	239,291,316

Net Increase (Decrease) In Net Assets Resulting From Operations	$241,737,560

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	396,318	115,176	98,377	—	—
Transfer agent’s fees and expenses	264,315	24,745	20,246	153,292	1,476
Registration fees	9,649	7,824	7,414	11,303	4,950
Distribution fee waiver	—	—	(32,792)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,446,244	$5,396,143
Net realized gain (loss) on investment and foreign currency transactions	62,125,631	(36,583,222)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	177,165,685	3,129,815

Net increase (decrease) in net assets resulting from operations	241,737,560	(28,057,264)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,243,929)	(5,009,546)
Class B	—	(34,496)
Class C	(346,946)	(703,814)
Class R	(304,687)	(420,182)
Class Z	(3,887,937)	(6,523,792)
Class R6	(581,073)	(704,244)

	(8,364,572)	(13,396,074)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	98,811,156	130,478,749
Net asset value of shares issued in reinvestment of dividends and distributions	7,699,421	11,623,788
Cost of shares purchased	(107,929,376)	(293,101,145)

Net increase (decrease) in net assets from Fund share transactions	(1,418,799)	(150,998,608)

Total increase (decrease)	231,954,189	(192,451,946)

Net Assets:

Beginning of period	468,273,203	660,725,149

End of period	$700,227,392	$468,273,203

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      19

Notes to Financial Statements (unaudited)

1.   Organization

Prudential Jennison Natural Resources Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM Jennison Natural Resources Fund (the “Fund”) is the sole series of the Company. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Natural Resources Fund    21

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Jennison Natural Resources Fund    23

Notes to Financial Statements (unaudited) (continued)

Private Investment in Public Equity(PIPE): The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the Securities and Exchange Commission until after a certain time-period from the date the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies(SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. The Fund had an unfunded commitment outstanding of $6,400,000 to purchase PIPE shares as of April 30, 2021.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2021.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.50% of the average daily net assets of

PGIM Jennison Natural Resources Fund    25

Notes to Financial Statements (unaudited) (continued)

Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $142,711 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $1,440 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $133,761,197 and $145,442,538, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$1,419,025	$63,129,728	$51,818,361	$—	$—	$12,730,392	12,730,392	$8,476

PGIM Institutional Money Market Fund (1)(b)(wa)
96,170,543	208,621,706	282,319,134	(16,118)	3,350	22,460,347	22,471,582	23,558	(2)

$97,589,568	$271,751,434	$334,137,495	$(16,118)	$3,350	$35,190,739		$32,034

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$487,449,629

Gross Unrealized Appreciation	285,778,424
Gross Unrealized Depreciation	(49,483,292)

Net Unrealized Appreciation	$236,295,132

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $666,610,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

PGIM Jennison Natural Resources Fund    27

Notes to Financial Statements (unaudited) (continued)

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Fund is authorized to issue a total of 500 million shares of common stock, $0.01 par value per share, currently classified and designated as follows:

Class A	50,000,000
Class B	10,000,000
Class C	50,000,000
Class R	50,000,000
Class Z	145,000,000
Class T	90,000,000
Class R6	105,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	93	0.1%
Class R	79,068	10.8%
Class Z	44	0.1%
Class R6	230,828	20.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	55.1%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	694,144	$26,005,085
Shares issued in reinvestment of dividends and distributions	91,176	3,033,426
Shares purchased	(990,687)	(35,600,799)

Net increase (decrease) in shares outstanding before conversion	(205,367)	(6,562,288)
Shares issued upon conversion from other share class(es)	261,780	9,658,152
Shares purchased upon conversion into other share class(es)	(69,643)	(2,442,336)

Net increase (decrease) in shares outstanding	(13,230)	$653,528

Year ended October 31, 2020:
Shares sold	913,894	$22,011,360
Shares issued in reinvestment of dividends and distributions	162,568	4,719,968
Shares purchased	(3,186,538)	(84,603,353)

Net increase (decrease) in shares outstanding before conversion	(2,110,076)	(57,872,025)
Shares issued upon conversion from other share class(es)	427,293	11,356,407
Shares purchased upon conversion into other share class(es)	(113,754)	(2,984,786)

Net increase (decrease) in shares outstanding	(1,796,537)	$(49,500,404)

Class B
Period ended June 26, 2020*:
Shares sold	844	$13,052
Shares issued in reinvestment of dividends and distributions	1,412	32,727
Shares purchased	(13,888)	(301,708)

Net increase (decrease) in shares outstanding before conversion	(11,632)	(255,929)
Shares purchased upon conversion into other share class(es)	(82,384)	(1,606,947)

Net increase (decrease) in shares outstanding	(94,016)	$(1,862,876)

PGIM Jennison Natural Resources Fund    29

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2021:
Shares sold	125,624	$3,728,956
Shares issued in reinvestment of dividends and distributions	12,709	334,767
Shares purchased	(152,358)	(4,367,836)

Net increase (decrease) in shares outstanding before conversion	(14,025)	(304,113)
Shares purchased upon conversion into other share class(es)	(283,063)	(8,367,966)

Net increase (decrease) in shares outstanding	(297,088)	$(8,672,079)

Year ended October 31, 2020:
Shares sold	126,404	$2,457,314
Shares issued in reinvestment of dividends and distributions	26,598	616,106
Shares purchased	(492,584)	(10,376,838)

Net increase (decrease) in shares outstanding before conversion	(339,582)	(7,303,418)
Shares purchased upon conversion into other share class(es)	(390,290)	(8,355,138)

Net increase (decrease) in shares outstanding	(729,872)	$(15,658,556)

Class R
Six months ended April 30, 2021:
Shares sold	166,516	$5,962,244
Shares issued in reinvestment of dividends and distributions	9,226	301,768
Shares purchased	(180,934)	(6,380,453)

Net increase (decrease) in shares outstanding	(5,192)	$(116,441)

Year ended October 31, 2020:
Shares sold	439,511	$10,172,087
Shares issued in reinvestment of dividends and distributions	14,104	402,698
Shares purchased	(584,677)	(14,638,735)

Net increase (decrease) in shares outstanding before conversion	(131,062)	(4,063,950)
Shares purchased upon conversion into other share class(es)	(1,267)	(35,214)

Net increase (decrease) in shares outstanding	(132,329)	$(4,099,164)

Class Z
Six months ended April 30, 2021:
Shares sold	1,253,062	$50,276,021
Shares issued in reinvestment of dividends and distributions	99,734	3,466,764
Shares purchased	(1,427,134)	(54,192,879)

Net increase (decrease) in shares outstanding before conversion	(74,338)	(450,094)
Shares issued upon conversion from other share class(es)	72,376	2,667,607
Shares purchased upon conversion into other share class(es)	(43,176)	(1,560,858)

Net increase (decrease) in shares outstanding	(45,138)	$656,655

Year ended October 31, 2020:
Shares sold	3,336,417	$80,751,853
Shares issued in reinvestment of dividends and distributions	170,171	5,151,907
Shares purchased	(6,057,737)	(166,467,809)

Net increase (decrease) in shares outstanding before conversion	(2,551,149)	(80,564,049)
Shares issued upon conversion from other share class(es)	141,230	3,902,224
Shares purchased upon conversion into other share class(es)	(80,475)	(2,287,067)

Net increase (decrease) in shares outstanding	(2,490,394)	$(78,948,892)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	340,479	$12,838,850
Shares issued in reinvestment of dividends and distributions	16,068	562,696
Shares purchased	(187,520)	(7,387,409)

Net increase (decrease) in shares outstanding before conversion	169,027	6,014,137
Shares issued upon conversion from other share class(es)	1,103	45,401

Net increase (decrease) in shares outstanding	170,130	$6,059,538

Year ended October 31, 2020:
Shares sold	593,189	$15,073,083
Shares issued in reinvestment of dividends and distributions	22,975	700,382
Shares purchased	(613,699)	(16,712,702)

Net increase (decrease) in shares outstanding before conversion	2,465	(939,237)
Shares issued upon conversion from other share class(es)	314	10,521

Net increase (decrease) in shares outstanding	2,779	$(928,716)

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.     Borrowings

The Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $1,317,000, borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding amount during the period was $1,317,000. At April 30, 2021,

PGIM Jennison Natural Resources Fund    31

Notes to Financial Statements (unaudited) (continued)

the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Energy Company Investment Risk: The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Natural Resource Company Investment Risk: The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural

PGIM Jennison Natural Resources Fund    33

Notes to Financial Statements (unaudited) (continued)

resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which we invest if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.93		$29.28	$33.37	$35.98	$34.20	$32.50
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.43	0.28	0.12	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.98		(2.00)	(4.08)	(2.89)	1.97	1.80
Total from investment operations	14.09		(1.78)	(3.65)	(2.61)	2.09	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.57)	(0.44)	-	(0.31)	(0.12)
Net asset value, end of period	$40.57		$26.93	$29.28	$33.37	$35.98	$34.20
Total Return(b):	52.74%		(6.23)%	(10.97)%	(7.25)%	6.05%	5.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$297,267		$197,683	$267,486	$344,851	$494,574	$606,462
Average net assets (000)	$266,401		$215,813	$302,294	$456,839	$562,687	$707,741
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.38%	1.35%	1.24%	1.22%	1.25%
Expenses before waivers and/or expense reimbursement	1.30	%(e)	1.38%	1.35%	1.24%	1.22%	1.25%
Net investment income (loss)	0.63	%(e)	0.83%	1.41%	0.73%	0.34%	0.07%
Portfolio turnover rate(f)	22%		37%	39%	27%	32%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.36		$23.37	$26.71	$28.99	$27.80	$26.53
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	0.04	0.20	0.03	(0.11)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.08		(1.61)	(3.27)	(2.31)	1.61	1.45
Total from investment operations	11.05		(1.57)	(3.07)	(2.28)	1.50	1.29
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.44)	(0.27)	-	(0.31)	(0.02)
Net asset value, end of period	$32.03		$21.36	$23.37	$26.71	$28.99	$27.80
Total Return(c):	52.10%		(6.86)%	(11.51)%	(7.86)%	5.32%	4.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,734		$20,836	$39,853	$113,063	$166,711	$234,821
Average net assets (000)	$23,226		$27,652	$72,400	$150,802	$203,277	$236,425
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.07	%(f)	2.09%	1.99%	1.90%	1.92%	1.95%
Expenses before waivers and/or expense reimbursement	2.07	%(f)	2.09%	1.99%	1.90%	1.92%	1.95%
Net investment income (loss)	(0.20	)%(f)	0.18%	0.82%	0.08%	(0.37)%	(0.64)%
Portfolio turnover rate(g)	22%		37%	39%	27%	32%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.46		$28.75	$32.75	$35.40	$33.73	$32.05
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16	0.36	0.18	0.05	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.74		(1.95)	(4.01)	(2.83)	1.93	1.78
Total from investment operations	13.81		(1.79)	(3.65)	(2.65)	1.98	1.73
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.50)	(0.35)	-	(0.31)	(0.05)
Net asset value, end of period	$39.86		$26.46	$28.75	$32.75	$35.40	$33.73
Total Return(b):	52.55%		(6.37)%	(11.18)%	(7.49)%	5.81%	5.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,248		$19,553	$25,050	$35,482	$49,793	$59,729
Average net assets (000)	$26,451		$21,242	$30,801	$45,875	$56,984	$56,621
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.56%	1.59%	1.50%	1.42%	1.45%
Expenses before waivers and/or expense reimbursement	1.75	%(e)	1.81%	1.84%	1.75%	1.67%	1.70%
Net investment income (loss)	0.42	%(e)	0.63%	1.18%	0.48%	0.14%	(0.15)%
Portfolio turnover rate(f)	22%		37%	39%	27%	32%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.20		$30.62	$34.88	$37.48	$35.58	$33.82
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.35	0.60	0.44	0.24	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.63		(2.07)	(4.28)	(3.04)	2.05	1.87
Total from investment operations	14.82		(1.72)	(3.68)	(2.60)	2.29	1.99
Less Dividends and Distributions:
Dividends from net investment income	(0.56)		(0.70)	(0.58)	-	(0.39)	(0.23)
Net asset value, end of period	$42.46		$28.20	$30.62	$34.88	$37.48	$35.58
Total Return(b):	52.99%		(5.78)%	(10.61)%	(6.94)%	6.38%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$303,511		$202,846	$296,535	$546,496	$739,898	$809,852
Average net assets (000)	$269,426		$240,200	$401,185	$717,400	$803,996	$834,087
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.94%	0.92%	0.87%	0.92%	0.95%
Expenses before waivers and/or expense reimbursement	0.91	%(e)	0.94%	0.92%	0.87%	0.92%	0.95%
Net investment income (loss)	1.01	%(e)	1.27%	1.87%	1.10%	0.64%	0.37%
Portfolio turnover rate(f)	22%		37%	39%	27%	32%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.42		$30.85	$35.16	$37.73	$35.83	$34.04
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.37	0.63	0.47	0.27	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.74		(2.08)	(4.32)	(3.04)	2.08	1.89
Total from investment operations	14.95		(1.71)	(3.69)	(2.57)	2.35	2.08
Less Dividends and Distributions:
Dividends from net investment income	(0.58)		(0.72)	(0.62)	-	(0.45)	(0.29)
Net asset value, end of period	$42.79		$28.42	$30.85	$35.16	$37.73	$35.83
Total Return(b):	53.09%		(5.71)%	(10.54)%	(6.81)%	6.51%	6.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,468		$27,355	$29,607	$51,048	$70,972	$109,742
Average net assets (000)	$42,271		$27,262	$40,924	$63,591	$95,866	$126,781
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.85%	0.86%	0.78%	0.76%	0.77%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.85%	0.86%	0.78%	0.76%	0.77%
Net investment income (loss)	1.11	%(e)	1.32%	1.93%	1.18%	0.71%	0.57%
Portfolio turnover rate(f)	22%		37%	39%	27%	32%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund      39

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Natural Resources Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NATURAL RESOURCES FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PGNAX	PNRCX	JNRRX	PNRZX	PJNQX
CUSIP	74441K107	74441K305	74441K404	74441K503	74441K602

MF135E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2021